Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):        [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                       Name:              Robert Brooke Zevin Associates, Inc.
                       Address:           50 Congress Street
                                          Suite 1040
                                          Boston, MA  02109
                       13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Robert Brooke Zevin
Title:                 President
Phone:                 617-742-6666
Signature,             Place,             Date of Signing:
Robert Brooke Zevin    Boston MA         November 5, 2008
Report Type (Check only one.):
                       [X]   13F HOLDINGS REPORT.
                       [ ]   13F NOTICE.
                       [ ]   13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   76
Form 13F Information Table Value Total:   106681

List of Other Included Managers:


No. 13F File Number                       Name






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Evergreen Adjustable Rate FD C MF                              141 15527.9500SH      SOLE               15527.9500
Investment Co America A        MF                              237 9069.9750SH       SOLE                9069.9750
Oakmark Equity & Income Fund   MF               413838400      234 9136.4500SH       SOLE                9136.4500
Washington Mutual Invs Fund A  MF                              321 11605.5840SH      SOLE               11605.5840
3M Co.                         COM              88579Y101     1229  17988.0 SH       SOLE                  17988.0
AT&T Inc                       COM              00206R102      315  11279.0 SH       SOLE                  11279.0
Abbott Labs                    COM              002824100      229   3978.0 SH       SOLE                   3978.0
Alnylam Pharmaceutical         COM              02043q107     1329  45895.0 SH       SOLE                  45895.0
America Movil SA               COM              02364W105      698  15063.0 SH       SOLE                  15063.0
Amgen Inc Com                  COM              031162100      267   4500.0 SH       SOLE                   4500.0
Analog Devices Inc             COM              032654105      220   8350.0 SH       SOLE                   8350.0
Automatic Data Processing      COM                            1653  38675.0 SH       SOLE                  38675.0
BG Group PLC                   COM              G1245Z108      943  52210.0 SH       SOLE                  52210.0
BHP Billiton                   COM              088606108      294   5650.0 SH       SOLE                   5650.0
BP PLC          SPON ADR       COM              055622104     1685  33593.7 SH       SOLE                  33593.7
Banco Compartamos SA           COM              P08915103      614 222300.0 SH       SOLE                 222300.0
Bank of America Corp           COM              060505104      319   9116.7 SH       SOLE                   9116.7
Berkshire Hathaway -A          COM              084670108      261      2.0 SH       SOLE                      2.0
Berkshire Hathaway -B          COM              084670207     1415    322.0 SH       SOLE                    322.0
CVS Caremark Corp              COM              126650100      258   7675.0 SH       SOLE                   7675.0
Canon Inc.                     COM              138006309     1913  50675.0 SH       SOLE                  50675.0
Celgene Corp                   COM              151020104     5314  83975.0 SH       SOLE                  83975.0
Chevron Corp                   COM              166764100      961  11652.0 SH       SOLE                  11652.0
Coca Cola Co Com               COM              191216100      292   5523.0 SH       SOLE                   5523.0
Colgate-Palmolive Co           COM              194162103     9352 124115.0 SH       SOLE                 124115.0
Companhia Energetica (CEMIG)   COM              204409601     2944 149140.0 SH       SOLE                 149140.0
ConocoPhillips                 COM              20825C104      218   2972.3 SH       SOLE                   2972.3
Du Pont IE De Nours            COM              263534109      842  20887.0 SH       SOLE                  20887.0
Emerson Elec Co Com            COM              291011104      221   5406.0 SH       SOLE                   5406.0
Enterprise Prod Partners       COM              293792107     1910  74103.0 SH       SOLE                  74103.0
Exxon Mobil                    COM              30231g102     2744  35333.1 SH       SOLE                  35333.1
First Solar Inc.               COM              336433107     3515  18607.0 SH       SOLE                  18607.0
Fomento Economico Mexicano SA  COM              344419106     4155 108940.0 SH       SOLE                 108940.0
Genentech Corp                 COM              368710406     2074  23384.0 SH       SOLE                  23384.0
General Electric               COM              369604103      901  35345.4 SH       SOLE                  35345.4
General Mills Inc.             COM              370334104      588   8559.7 SH       SOLE                   8559.7
Grainger WW Inc.               COM              384802104      438   5035.0 SH       SOLE                   5035.0
Hain Celestial Group           COM              405217100     2044  74230.0 SH       SOLE                  74230.0
Hansen Transmission London     COM                            2691 643975.0 SH       SOLE                 643975.0
Hubbell Inc Class B            COM              443510201     1723  49165.0 SH       SOLE                  49165.0
Illinois Tool Works            COM              452308109     1012  22770.0 SH       SOLE                  22770.0
Intl Business Machines         COM              459200101     7763  66369.8 SH       SOLE                  66369.8
Intuit                         COM              461202103     1904  60220.0 SH       SOLE                  60220.0
Johnson & Johnson              COM              478160104     1409  20336.0 SH       SOLE                  20336.0
Kellogg Company                COM              487836108      272   4850.0 SH       SOLE                   4850.0
McDonald's Corp                COM              580135101      732  11863.7 SH       SOLE                  11863.7
Merck & Co                     COM              589331107      275   8726.0 SH       SOLE                   8726.0
Microsoft Corp                 COM              594918104      681  25509.0 SH       SOLE                  25509.0
Millipore Corp    F            COM              601073109      231   3353.8 SH       SOLE                   3353.8
Noble Corp                     COM              G65422100     4836 110170.0 SH       SOLE                 110170.0
Novo-Nordisk A S Adr  F        COM              670100205     3342  65280.0 SH       SOLE                  65280.0
Oracle Group                   COM              68389X105     4266 210040.0 SH       SOLE                 210040.0
Pepsico Inc.                   COM              713448108     5936  83289.3 SH       SOLE                  83289.3
Pfizer Inc.                    COM              717081103      664  35996.8 SH       SOLE                  35996.8
Powershares Wilderhill Clean E COM              73935X500      234  15775.0 SH       SOLE                  15775.0
Price T Rowe Group             COM              74144t108      208   3866.0 SH       SOLE                   3866.0
Proctor & Gamble               COM              742718109     1396  20033.0 SH       SOLE                  20033.0
Roche Holdings Switzerland     COM              h69293217     2622  16850.0 SH       SOLE                  16850.0
Roche Holdings Switzerland     COM              h69293217      584   3750.0 SH       SOLE                   3750.0
SPDR Gold Trust                COM              863307104      897  10550.0 SH       SOLE                  10550.0
Sigma Aldrich Corp             COM              826552101      470   8963.0 SH       SOLE                   8963.0
Societe Generale Paris  F      COM              f43638141      252   2881.0 SH       SOLE                   2881.0
State Street Corp              COM              857477103      267   4690.1 SH       SOLE                   4690.1
Straumann Holdings             COM              H8300N119     1800   6552.0 SH       SOLE                   6552.0
Suntech Power Holdings Co      COM              86800C104      233   6500.0 SH       SOLE                   6500.0
Sysco Corp Com                 COM              871829107      664  21542.0 SH       SOLE                  21542.0
Teva Pharmaceuticals           COM              881624209      216   4725.0 SH       SOLE                   4725.0
Unilever NV   F                COM              904784709      724  25710.0 SH       SOLE                  25710.0
Unilever PLC                   COM              904767704      201   7400.0 SH       SOLE                   7400.0
Unitedhealth Group             COM              91324p102      297  11700.0 SH       SOLE                  11700.0
Vesta Wind Systems A/S Ord     COM              k9773j128      474   5580.0 SH       SOLE                   5580.0
Wainwright Bank & Trust        COM              930705108      149  17526.0 SH       SOLE                  17526.0
Waters Corp                    COM              941848103     2213  38040.0 SH       SOLE                  38040.0
Wells Fargo & Co               COM              949746101      266   7075.0 SH       SOLE                   7075.0
Xto Energy Inc                 COM              98385x106     1475  31700.0 SH       SOLE                  31700.0
Ishares Emerging Markets Fund  CEMF             464287234      216     6318 SH       SOLE                     6318